SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Summary of financial information by segment
The following summaries present certain financial information regarding the partnership’s operating segments for the year ended December 31, 2020, 2019, and 2018.

(US$ Millions)	Total revenue			FFO
Years ended Dec. 31,	2020	2019	2018	2020	2019	2018
Core Office	$2,049	$2,149	$2,105	$495	$582	$520
Core Retail(1)	1,612	1,589	584	521	707	552
LP Investments	2,920	4,452	4,544	64	268	228
Corporate	12	13	6	(373)	(410)	(434)
Total	$6,593	$8,203	$7,239	$707	$1,147	$866
(1)Represents revenue from Core Retail subsequent to the acquisition of GGP on August 28, 2018, when the partnership started consolidating Core Retail’s results. The prior periods presented represent the partnership’s equity accounted interest in GGP prior to the acquisition, 34% as of December 31, 2017.

The following summary presents the detail of total revenue from the partnership’s operating segments for the year ended December 31, 2020, 2019 and 2018:

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Year ended Dec. 31, 2020
Core Office	$1,429	$446	$6	$168	$2,049
Core Retail	1,166	284	—	162	1,612
LP Investments	1,805	267	696	152	2,920
Corporate	—	—	—	12	12
Total	$4,400	$997	$702	$494	$6,593

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Year ended Dec. 31, 2019
Core Office	$1,426	$477	$12	$234	$2,149
Core Retail	1,082	312	—	195	1,589
LP Investments	2,077	317	1,897	161	4,452
Corporate	—	—	—	13	13
Total	$4,585	$1,106	$1,909	$603	$8,203

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Year ended Dec. 31, 2018
Core Office	$1,604	$358	$17	$126	$2,105
Core Retail	400	111	—	73	584
LP Investments	2,233	337	1,896	78	4,544
Corporate	—	—	—	6	6
Total	$4,237	$806	$1,913	$283	$7,239

The following summary presents information about certain consolidated balance sheet items of the partnership, on a segmented basis, as of December 31, 2020 and 2019:

	Total assets		Total liabilities
(US$ Millions)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Core Office	$36,547	$36,758	$17,439	$17,592
Core Retail	31,466	32,921	17,429	16,996
LP Investments	39,609	41,838	25,076	27,457
Corporate	329	126	6,484	4,663
Total	$107,951	$111,643	$66,428	$66,708

Summary of reconciliation of FFO to net income
The following summary presents a reconciliation of FFO to net income for the years ended December 31, 2020, 2019, and 2018:

(US$ Millions) Years ended Dec. 31,	2020	2019	2018
FFO(1)	$707	$1,147	$866
Depreciation and amortization of real estate assets	(249)	(283)	(264)
Fair value (losses) gains, net	(1,322)	596	2,466
Share of equity accounted (losses) income - non-FFO	(1,403)	1,055	114
Income tax (expense)	(220)	(196)	(81)
Non-controlling interests of others in operating subsidiaries and properties - non-FFO	129	(363)	(1,123)
Net (loss) income attributable to unitholders(2)	(2,358)	1,956	1,978
Non-controlling interests of others in operating subsidiaries and properties	300	1,201	1,676
Net (loss) income	$(2,058)	$3,157	$3,654
(1)FFO represents interests attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Units, Special LP Units, FV LTIP Units and BPYU Units are presented as non-controlling interests in the consolidated statements of income.
(2)Includes net income attributable to general partner, limited partners, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Units, Special LP Units, FV LTIP Units and BPYU Units are presented as non-controlling interests in the consolidated statements of income.

Summary of financial information by geographic regions
The following summary presents financial information by the partnership’s geographic regions in which it operates:

	Total revenue for the years ended Dec. 31,			Total non-current assets as at Dec. 31,
(US$ Millions)	2020	2019	2018	2020	2019
United States	$4,743	$5,926	$4,914	$68,769	$75,118
Canada	424	536	563	5,461	5,157
Australia	182	210	240	3,765	3,316
Europe	592	901	944	15,724	15,412
Brazil	82	117	113	1,396	2,121
China	94	6	7	91	94
India	287	288	247	4,045	3,880
South Korea	189	219	211	3,518	3,089
United Arab Emirates	—	—	—	173	167
Total	$6,593	$8,203	$7,239	$102,942	$108,354